Pension Plan (Change In The Fair Value Of Plan Assets) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pension Plan [Abstract]
Fair value of plan assets at beginning of year	$ 6,261,098	$ 5,820,238
Contributions by the Trust	799,918	551,124
Actual return on plan assets	652,333	175,071
Benefit payments	(282,882)	(285,335)
Fair value of plan assets at end of year	$ 7,430,467	$ 6,261,098